Transactions With Related Parties (Details) - Schedule of Composition of the Bank’s Key Personnel - position	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of the Bank’s Key Personnel [Line Items]
Total key personnel	136	133	135
Director
Schedule of Composition of the Bank’s Key Personnel [Line Items]
Total key personnel	11	11	11
Manager
Schedule of Composition of the Bank’s Key Personnel [Line Items]
Total key personnel	125	122	124